Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as at year end was:

	As at December 31,
	2020	2019
	$ Thousands
	Carrying amount
Cash and cash equivalents	286,184	147,153
Short-term and long-term deposits and restricted cash	636,201	110,904
Trade receivables and other assets	61,974	332,931
Short-term and long-term derivative instruments	279	2,293
	984,638	593,281

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
The maximum exposure to credit risk for trade receivables as at year end, by geographic region was as follows:

	As at December 31,
	2020	2019
	$ Thousands
Israel	47,741	39,271
Other regions	207	50
	47,948	39,321

Schedule of Aging of Trade Receivables	Set forth below is an aging of the trade receivables:
	As at December 31
	2020	2019
	$ Thousands	$ Thousands
Not past due	47,948	39,321

Schedule of Anticipated Repayment Dates of the Financial Liabilities
Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2020
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	92,542	92,542	92,542	-	-	-
Other current liabilities	24,302	24,302	24,302	-	-	-
Lease liabilities including interest payable *	18,605	22,075	14,378	667	1,840	5,190
Debentures (including interest payable) *	304,701	349,869	13,999	13,914	90,142	231,814
Loans from banks and others including interest *	615,843	799,275	65,337	63,087	260,065	410,786

Financial liabilities – hedging instruments
Interest SWAP contracts	11,014	41,092	6,083	5,596	13,923	15,490
Forward exchange rate contracts	34,273	33,409	31,637	1,772	-	-
Other forward exchange rate contracts	766	748	748	-	-	-

	1,102,046	1,363,312	249,026	85,036	365,970	663,280

*	Includes current portion of long-term liabilities.

	As at December 31, 2019
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	36,007	36,007	36,007	-	-	-
Other current liabilities	9,099	9,099	9,099	-	-	-
Lease liabilities including interest payable*	6,070	9,547	1,147	1,258	1,807	5,335
Debentures (including interest payable) *	81,847	105,203	12,576	13,246	26,680	52,701
Loans from banks and others including interest *	540,721	722,727	61,826	60,516	181,718	418,667

Financial liabilities – hedging instruments
Interest SWAP contracts	4,225	42,208	5,913	5,512	13,838	16,944

	677,969	924,791	126,568	80,532	224,043	493,647
*	Includes current portion of long-term liabilities.

Schedule of Exposure Foreign Currency Risk Non-Hedging Derivative Financial Instruments
The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2020
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	12,064	39,535	2021	(766)
Call options on foreign currency	Dollar	NIS	50,284	189,620	2021–2022	278
Put options on foreign currency	Dollar	NIS	35,347	9,374	2021	(33)

The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2020
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	175,704	598,295	2021–2022	(34,273)

	As at December 31, 2019
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Euro	NIS	1,753	6,747	2020	54

Schedule of Exposure to Index Risk with Respect to Derivative Instruments
The Group’s exposure to index risk with respect to derivative instruments used for hedging purposes is shown below:

	As at December 31, 2020
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.70%	2031	240,462	(7,371)
Interest exchange contract	CPI	1.76%	2036	109,087	(3,643

Schedule of Exposure to CPI and Foreign Currency Risks
The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2020
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	55,512	-	251
Short-term deposits and restricted cash	537,563	-	-
Trade receivables	47,791	-	156
Other current assets	2,909	-	8
Investments in other companies	-	-	235,218
Long-term deposits and restricted cash	60,954	-	-
Total financial assets	704,729	-	235,633

Trade payables	41,051	-	13,723
Other current liabilities	21,056	4,952	244
Loans from banks and others and debentures	131,082	789,462	-
Total financial liabilities	193,189	794,414	13,967

Total non-derivative financial instruments, net	511,540	(794,414)	221,666
Derivative instruments	-	(11,014)	-
Net exposure	511,540	(805,428)	221,666

	As at December 31, 2019
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	100,529	-	1,633
Short-term deposits and restricted cash	33,497	-	55
Trade receivables	39,003	-	50
Other current assets	965	-	15,992
Long-term deposits and restricted cash	73,192	-	-
Other non-current assets	-	-	55,575
Total financial assets	247,186	-	73,305

Trade payables	8,888	-	10,237
Other current liabilities	2,989	6,229	395
Loans from banks and others and debentures	147,792	474,775	518
Total financial liabilities	159,669	481,004	11,150

Total non-derivative financial instruments, net	87,517	(481,004)	62,155
Derivative instruments	-	(4,225)	-
Net exposure	87,517	(485,229)	62,155

Schedule of Sensitivity Analysis
A strengthening of the dollar exchange rate by 5%–10% against the following currencies and change of the CPI in rate of 1%–2% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	As at December 31, 2020
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	452	226	(226)	(452)

	As at December 31, 2020
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(13,455)	(6,727)	3,346	6,095

	As at December 31, 2019
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(1,601)	(863)	863	1,601

	As at December 31, 2019
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(130)	(63)	56	112

Schedule of Type of Interest Borne by Financial Instruments
Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31,
	2020	2019
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	580,607	72,958
Financial liabilities	(860,787)	(621,754)
	(280,180)	(548,796)

Variable rate instruments
Financial assets	86,028	131,073
Financial liabilities	(57,078)	-
	28,950	131,073

Schedule of Effect of 100 Basis Point Change on Profit and Loss
A change of 100 basis points in interest rate at reporting date would have increased/(decreased) profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2020
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	290	(290)

	As at December 31, 2019
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	1,311	(1,311)

Schedule of Carrying Amount and Fair Value of Financial Instrument Groups
The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2020
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	304,701	328,426
Long-term loans from banks and others (excluding interest)	615,403	733,961

	As at December 31, 2019
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	81,847	93,930
Long-term loans from banks and others (excluding interest)	540,350

Schedule of Financial Instruments Measured at Fair Value
Level 3 financial instrument measured at fair value

	As at December 31, 2020	As at December 31, 2019
	Level 3	Level 3
	$ Thousands	$ Thousands
Assets
Long-term investment	235,218	-
Qoros put option	-	71,146

Schedule of Valuation Techniques Used in Measuring Level 3 Fair Values
The following table shows the valuation techniques used in measuring Level 3 fair values as at December 31, 2020 and 2019, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment
The Group assessed the fair value of:
(1)          the equity interest using a market comparison technique based on market multiples derived from the quoted prices of companies comparable to the investee, taking into consideration certain adjustments including the effect of the non-marketability of the equity investments; and
(2)          the put option using standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.
		- Adjusted market multiples. - The Group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase (decrease) if: - the period end price is higher (lower) - the volatility is higher (lower) - the credit risk is lower (higher)
Put Option	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase (decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)